Principal accounting policies (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Sales and marketing expenses
Advertising and market promotion expenses	8,054	5,534	4,234
Employee social security and welfare benefits
Employee social security and welfare benefits	68,334	39,660	23,657
Share-based compensation
Minimum period for which the holder of the awards is exposed to the market value fluctuation of the underlying shares	6 months
Statutory reserves
Minimum percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Amount appropriated to statutory reserves	40,657	0	0
Dividends
Dividends declared	0	0	0
Segment reporting
Number of operating segments	1
Number of geographical segments	0